Average Annual Total Returns - Class K - BLACKROCK 20/80 TARGET ALLOCATION FUND - Class K Shares	Jan. 28, 2021
Average Annual Return:
1 Year	10.73%
5 Years	6.32%
10 Years	6.48%
After Taxes on Distributions
Average Annual Return:
1 Year	9.23%
5 Years	5.10%
10 Years	4.97%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	6.77%
5 Years	4.46%
10 Years	4.60%